UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21312
                                   --------------------------------------------

                                    Access Variable Insurance Trust
-------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         28050 U.S. Highway 19 N. Suite 301, Clearwater, FL 33767
------------------------------------------------------------------------------
    (Address of principal executive offices)                  (Zip code)

Ken Trumpfheller
Chief Compliance Officer
1793 Kingswood Drive
Southlake, TX  76092
(Name and address of agent for service)

Registrant's telephone number, including area code:  (817) 431-2197
                                                   -----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  03/31/05
                         -------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X. The schedules need not be audited.



ACCESS VARIABLE INSURANCE TRUST
WELLS S&P REITSM INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 98.91%                                                               SHARES                 VALUE
                                                                                  -------------        ---------------

REAL ESTATE INVESTMENT TRUSTS - 98.91%
Acadia Realty Trust                                                                        790                 $ 12,703
Alexandria Real Estate Equities, Inc                                                       470                   30,259
AMB Property Corp.                                                                       2,070                   78,246
Amli Residential Properties Trust                                                          640                   17,530
Apartment Investment & Management Co.                                                    2,360                   87,792
Archstone-Smith Trust                                                                    4,960                  169,186
Arden Realty, Inc.                                                                       1,640                   55,514
Associated Estates Realty Corp                                                             460                    4,586
AvalonBay Communities, Inc.                                                              1,795                  120,068
Bedford Property Investors, Inc.                                                           390                    8,514
Boston Properties, Inc.                                                                  2,520                  151,780
Brandywine Realty Trust                                                                  1,390                   39,476
BRE Properties, Inc.                                                                     1,240                   43,772
Camden Property Trust                                                                    1,210                   56,906
Capital Automotive REIT                                                                  1,010                   33,451
CarrAmerica Realty Corp.                                                                 1,360                   42,908
Catellus Development Corp.                                                               2,580                   68,757
CBL & Associates Properties, Inc.                                                          720                   51,487
Centerpoint Properties Trust                                                             1,200                   49,200
Colonial Properties Trust                                                                  680                   26,119
Commercial Net Lease Realty, Inc.                                                        1,280                   23,616
Cornerstone Realty Income Trust, Inc.                                                    1,385                   13,739
Corporate Office Properties Trust                                                          760                   20,125
Correctional Properties Trust                                                              270                    6,817
Cousins Properties, Inc.                                                                 1,090                   28,198
Crescent Real Estate Equities Co.                                                        2,140                   34,968
CRT Properties, Inc.                                                                       770                   16,771
Developers Diversified Realty Corp.                                                      2,680                  106,530
Duke Realty Corp.                                                                        3,560                  106,266
EastGroup Properties, Inc.                                                                 510                   19,227
Entertainment Properties Trust                                                             610                   25,272
Equity Inns, Inc.                                                                        1,340                   14,780
Equity Office Properties Trust                                                          10,025                  302,053
Equity Residential Properties Trust                                                      7,030                  226,436
Essex Property Trust, Inc.                                                                 570                   39,296
Federal Realty Investment Trust SBI                                                      1,300                   62,855
Felcor Lodging Trust, Inc.  (a)                                                          1,350                   16,780
First Industrial Realty Trust, Inc.                                                      1,060                   40,100
Gables Residential Trust                                                                   735                   24,475

See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
WELLS S&P REITSM INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 98.91% - CONTINUED                                                   SHARES                 VALUE
                                                                                  -------------        -----------------

REAL ESTATE INVESTMENT TRUSTS - 98.91% - CONTINUED
General Growth Properties, Inc.                                                          5,440                $ 185,504
Glenborough Realty Trust, Inc.                                                             795                   15,200
Glimcher Realty Trust                                                                      880                   20,856
Health Care Property Investors, Inc.                                                     3,330                   78,155
Health Care REIT, Inc.                                                                   1,290                   41,280
Healthcare Realty Trust, Inc.                                                            1,170                   42,635
Heritage Property Investment Trust, Inc.                                                 1,150                   34,132
Highwoods Properties, Inc.                                                               1,330                   35,671
Home Properties of New York, Inc.                                                          840                   32,592
Hospitality Properties Trust                                                             1,570                   63,397
HRPT Properties Trust                                                                    5,130                   61,098
Innkeepers USA Trust                                                                     1,050                   13,555
iStar Financial, Inc.                                                                    2,770                  114,069
Kilroy Realty Corp.                                                                        715                   29,251
Kimco Realty Corp.                                                                       2,630                  141,757
Kramont Realty Trust                                                                       600                   14,040
LaSalle Hotel Properties                                                                   750                   21,787
Lexington Corporate Properties Trust                                                     1,200                   26,328
Liberty Property Trust                                                                   2,140                   83,567
Macerich Co.                                                                             1,480                   78,854
Mack-Cali Realty Corp                                                                    1,390                   58,867
Manufactured Home Communities, Inc.                                                        510                   17,977
Meristar Hospitality Corp.  (a)                                                          2,170                   15,190
Mid-America Apartment Communities, Inc.                                                    500                   18,250
Mills Corp.                                                                              1,360                   71,944
National Health Investors, Inc.                                                            620                   16,108
Nationwide Health Properties, Inc.                                                       1,670                   33,751
New Plan Excel Realty Trust, Inc.                                                        2,560                   64,282
Pan Pacific Retail Properties, Inc.                                                      1,000                   56,750
Parkway Properties, Inc.                                                                   360                   16,812
Pennsylvania Real Estate Investment Trust                                                  890                   35,885
Plum Creek Timber Co., Inc.                                                              4,570                  163,149
Post Properties, Inc.                                                                    1,000                   31,040
Prentiss Properties Trust                                                                1,120                   38,259
Prologis                                                                                 4,570                  169,547
PS Business Parks, Inc.                                                                    470                   18,941
Public Storage, Inc.                                                                     2,890                  164,557
Ramco-Gershenson Properties Trust                                                          380                   10,317
Rayonier, Inc.                                                                           1,250                   61,912
Realty Income Corp.                                                                      1,980                   45,302


See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
WELLS S&P REITSM INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 98.91% - CONTINUED                                                   SHARES                 VALUE
                                                                                  -------------        -----------------

REAL ESTATE INVESTMENT TRUSTS - 98.91% - CONTINUED
Reckson Associates Realty Corp.                                                          2,010                 $ 61,707
Regency Centers Corp.                                                                    1,540                   73,350
Saul Centers, Inc.                                                                         340                   10,880
Senior Housing Properties Trust                                                          1,590                   26,521
Shurgard Storage Centers, Inc.                                                           1,140                   46,717
Simon Property Group, Inc.                                                               5,500                  333,190
SL Green Realty Corp.                                                                    1,015                   57,063
Sovran Self Storage, Inc.                                                                  380                   15,059
Sun Communities, Inc.                                                                      440                   15,752
Tanger Factory Outlet Centers, Inc.                                                        690                   15,180
Taubmen Centers, Inc.                                                                    1,240                   34,398
Thornburg Mortgage Asset Corp.                                                           2,340                   65,614
Town & Country Trust                                                                       420                   11,109
Trustreet Properties, Inc.                                                               1,425                   21,931
United Dominion Realty Trust, Inc.                                                       3,410                   71,167
Universal Healthy Realty Income                                                            286                    8,079
Urstadt Biddle Properties, Inc.                                                            590                    8,998
Vornado Realty Trust                                                                     2,890                  200,190
Washington Real Estate Investment Trust                                                  1,030                   29,612
Weingarten Realty Investors                                                              2,100                   72,471
Winston Hotels, Inc.                                                                       655                    7,664
                                                                                                       -----------------
                                                                                                              5,705,778
                                                                                                       -----------------

TOTAL COMMON STOCKS (COST $5,929,656)                                                                         5,705,778
                                                                                                       -----------------

MONEY MARKET SECURITIES - 0.94%
Huntington Money Market Fund Investment Shares - Class A, 1.59% (b)                     54,503                   54,503
                                                                                                       -----------------

TOTAL MONEY MARKET SECURITIES (COST $54,503)                                                                     54,503
                                                                                                       -----------------

TOTAL INVESTMENTS (COST $5,984,159) - 99.85%                                                              $   5,760,281
                                                                                                       -----------------

OTHER ASSETS LESS LIABILITIES - 0.15%                                                                             8,506
                                                                                                       -----------------

TOTAL NET ASSETS - 100.00%                                                                                $   5,768,787
                                                                                                       =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

TAX RELATED
Unrealized appreciation                                                                                        $ 17,287
Unrealized depreciation                                                                                        (241,165)
                                                                                                       -----------------
Net unrealized (depreciation)                                                                                $ (223,878)
                                                                                                       =================

Aggregate cost of securities for income tax purposes                                                        $ 5,984,159
                                                                                                       =================


See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC DOW 30SM PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 77.53%                                                          SHARES             VALUE
                                                                              ------------      -------------

AIRCRAFT - 3.19%
Boeing Co.                                                                          1,925         $  112,536
                                                                                                -------------

AIRCRAFT ENGINES & ENGINE PARTS - 5.54%
United Technologies Corp.                                                           1,925            195,696
                                                                                                -------------

BEVERAGES - 2.27%
Coca-Cola Co.                                                                       1,925             80,215
                                                                                                -------------

CHEMICALS - 2.79%
Du Pont                                                                             1,925             98,637
                                                                                                -------------

COMPUTER & OFFICE EQUIPMENT - 6.18%
Hewlett-Packard Co.                                                                 1,925             42,234
International Business Machines Corp.                                               1,925            175,907
                                                                                                -------------
                                                                                                     218,141
                                                                                                -------------

CONSTRUCTION, MACHINERY & EQUIPMENT - 4.99%
Caterpillar, Inc.                                                                   1,925            176,022
                                                                                                -------------

CONVERTED PAPER & PAPERBOARD PRODUCTS - 4.67%
3M Co.                                                                              1,925            164,953
                                                                                                -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 1.97%
General Electric Co.                                                                1,925             69,415
                                                                                                -------------

FINANCE SERVICES - 2.80%
American Express Co.                                                                1,925             98,887
                                                                                                -------------

FIRE, MARINE & CASUALTY INSURANCE - 3.02%
American International Group                                                        1,925            106,664
                                                                                                -------------

FOOD & KINDRED PRODUCTS - 3.57%
Altria Group, Inc.                                                                  1,925            125,876
                                                                                                -------------

MOTOR VEHICLE PARTS & ACCESSORIES - 2.03%
Honeywell International, Inc.                                                       1,925             71,629
                                                                                                -------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 1.60%
General Motors Corp.                                                                1,925             56,576
                                                                                                -------------

NATIONAL COMMERCIAL BANKS - 4.34%
Citigroup, Inc.                                                                     1,925             86,509
JP Morgan Chase & Co.                                                               1,925             66,605
                                                                                                -------------
                                                                                                     153,114
                                                                                                -------------

PETROLEUM REFINING - 3.25%
Exxon Mobil Corp.                                                                   1,925            114,730
                                                                                                -------------

PHARMACEUTICAL PREPARATIONS - 6.86%
Johnson & Johnson                                                                   1,925            129,283
Merck & Co., Inc.                                                                   1,925             62,312
Pfizer Inc.                                                                         1,925             50,570
                                                                                                -------------
                                                                                                     242,165
                                                                                                -------------

RETAIL-EATING PLACES - 1.70%
McDonald's Corp.                                                                    1,925             59,945
                                                                                                -------------

See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC DOW 30SM PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 77.53%                                                          SHARES             VALUE
                                                                              ------------      -------------

RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.09%
Home Depot, Inc.                                                                    1,925           $ 73,612
                                                                                                -------------

RETAIL-VARIETY STORES - 2.73%
Wal-Mart Stores, Inc.                                                               1,925             96,462
                                                                                                -------------

ROLLING, DRAWING & EXTRUDING OF NONFERROUS METALS - 1.66%
Alcoa, Inc.                                                                         1,925             58,501
                                                                                                -------------

SEMICONDUCTORS & RELATED DEVICES - 1.27%
Intel Corp.                                                                         1,925             44,718
                                                                                                -------------

SERVICES-MISCELLANEOUS AMUSEMENT & RECREATION - 1.57%
The Walt Disney Co.                                                                 1,925             55,305
                                                                                                -------------

SERVICES-PREPACKAGED SOFTWARE - 1.32%
Microsoft Corp.                                                                     1,925             46,527
                                                                                                -------------

SOAP, DETERGENT, CLEANSING PREPARATIONS, PERFUMES, COSMETICS - 2.89%
Proctor & Gamble Co.                                                                1,925            102,025
                                                                                                -------------

TELEPHONE COMMUNICATIONS - 3.23%
SBC Communications, Inc.                                                            1,925             45,603
Verizon Communications, Inc                                                         1,925             68,337
                                                                                                -------------
                                                                                                     113,940
                                                                                                -------------

TOTAL COMMON STOCKS (COST $2,823,051)                                                              2,736,291
                                                                                                -------------

                                                                               PRINCIPAL
U.S. TREASURY & AGENCY OBLIGATIONS - 14.87%                                     AMOUNT
                                                                              ------------

Federal National Mortgage Association Discount Note, 0.00%, 4/6/05              $ 175,000            174,941
Federal Farm Credit Discount Note, 0.00%, 4/11/05                                 150,000            149,896
U.S. Treasury Bill, 0.00%, 4/14/05                                                200,000            199,822
                                                                                                -------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $524,659)                                             524,659
                                                                                                -------------

REPURCHASE AGREEMENTS - 3.83%
Mizuho Securities, 2.00%, Dated 3/31/05, Due 4/1/05                               135,000            135,000
                                                                                                -------------
 (Collateralized by U.S. Treasury Bill, 0.00%, 9/29/05, Market Value $139,860)

TOTAL REPURCHASE AGREEMENTS (COST $135,000)                                                          135,000
                                                                                                -------------

MONEY MARKET SECURITIES - 3.45%                                                 SHARES
                                                                              ------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 1.62% (a) 121,907            121,907
                                                                                                -------------

TOTAL MONEY MARKET SECURITIES (COST $121,907)                                                        121,907
                                                                                                -------------

TOTAL INVESTMENTS (COST $3,604,617) - 99.68%                                                     $ 3,517,857
                                                                                                -------------

OTHER ASSETS LESS LIABILITIES - 0.32%                                                                 11,307
                                                                                                -------------

TOTAL NET ASSETS - 100.00%                                                                       $ 3,529,164
                                                                                                =============

(a) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

TAX RELATED
Unrealized appreciation                                                                             $ 24,220
Unrealized depreciation                                                                             (110,980)
                                                                                                -------------
Net unrealized (depreciation)                                                                      $ (86,760)
                                                                                                =============

Aggregate cost of securities for income tax purposes                                             $ 3,604,617
                                                                                                =============

See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC DOW 30SM PLUS PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
MARCH 31, 2005 (UNAUDITED)
                                                                                                 UNREALIZED
CONTRACTS                                                                                       DEPRECIATION
-------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
           16            Dow Jones Industrial Average Futures Contracts                            $ (14,748)
                                                                                                =============
                         Expiring June 2005 (Underlying Face Amount at Market Value $168,320)


See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 15.09%                                                            SHARES              VALUE
                                                                               -------------     -----------------

ARRANGEMENT OF TRANSPORTATION OF FREIGHT & CARGO - 0.12%
C H Robinson Worldwide, Inc.                                                             70               $ 3,607
Expeditors International Of Washington, Inc.                                             87                 4,659
                                                                                                 -----------------
                                                                                                            8,266
                                                                                                 -----------------

BIOLOGICAL PRODUCTS  - 1.10%
Amgen, Inc. (a)                                                                         488                28,407
Biogen IDEC, Inc. (a)                                                                   301                10,388
Genzyme Corp. (a)                                                                       259                14,825
Gilead Sciences, Inc.                                                                   354                12,673
Invitrogen Corp. (a)                                                                     40                 2,768
Medimmune, Inc. (a)                                                                     221                 5,262
                                                                                                 -----------------
                                                                                                           74,323
                                                                                                 -----------------

CABLE & OTHER PAY TELEVISION SERVICES - 0.57%
Comcast Corp. Class A (a)                                                               792                26,754
EchoStar Communications Corp.                                                           185                 5,411
Liberty Media International, Inc.                                                       145                 6,342
                                                                                                 -----------------
                                                                                                           38,507
                                                                                                 -----------------

COMMUNICATION SERVICES - 0.09%
XM Satellite Radio Holdings, Inc. (a)                                                   181                 5,701
                                                                                                 -----------------

COMPUTER COMMUNICATION EQUIPMENT - 0.60%
Cisco Systems, Inc. (a)                                                               1,920                34,349
Juniper Networks, Inc. (a)                                                              297                 6,552
                                                                                                 -----------------
                                                                                                           40,901
                                                                                                 -----------------

COMPUTER STORAGE DEVICES - 0.18%
Network Appliance, Inc. (a)                                                             318                 8,796
Sandisk Corp.                                                                           124                 3,447
                                                                                                 -----------------
                                                                                                           12,243
                                                                                                 -----------------

COMPUTER TERMINALS - 0.05%
ATI Technologies, Inc. (a)                                                              206                 3,555
                                                                                                 -----------------

DENTAL EQUIPMENT & SUPPLIES - 0.05%
Dentsply International, Inc.                                                             64                 3,482
                                                                                                 -----------------

ELECTRICAL INDUSTRIAL APPARATUS - 0.06%
American Power Conversion, Inc.                                                         160                 4,178
                                                                                                 -----------------

ELECTRONIC COMPUTERS - 1.08%
Apple Computer, Inc. (a)                                                                948                39,503
Dell, Inc. (a)                                                                          752                28,892
Sun Microsystems, Inc. (a)                                                            1,222                 4,937
                                                                                                 -----------------
                                                                                                           73,332
                                                                                                 -----------------

ELECTRONIC CONNECTORS - 0.03%
Molex, Inc.                                                                              82                 2,162
                                                                                                 -----------------
See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 15.09% - CONTINUED                                                SHARES              VALUE
                                                                               -------------     -----------------

MEN'S & BOYS' FURNISHINGS, WORK CLOTHING, & ALLIED GARMENTS - 0.10%
Cintas Corp.                                                                            171               $ 7,064
                                                                                                 -----------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 0.17%
PACCAR, Inc.                                                                            162                11,727
                                                                                                 -----------------

OPTICAL INSTRUMENTS & LENSES - 0.13%
KLA-Tencor Corp. (a)                                                                    198                 9,110
                                                                                                 -----------------

ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 0.15%
Biomet, Inc.                                                                            283                10,273
                                                                                                 -----------------

PAPERBOARD MILLS - 0.05%
Smurfit Stone Container Corp. (a)                                                       207                 3,202
                                                                                                 -----------------

PHARMACEUTICAL PREPARATIONS - 0.32%
Chiron, Corp. (a)                                                                       217                 7,608
Millennium Pharmaceuticals (a)                                                          280                 2,358
TEVA Pharmaceutical Industries, Ltd. (b)                                                380                11,780
                                                                                                 -----------------
                                                                                                           21,746
                                                                                                 -----------------

PRINTED CIRCUIT BOARDS - 0.13%
Flextronics International Ltd. (a)                                                      510                 6,141
Sanmina Corp.  (a)                                                                      465                 2,427
                                                                                                 -----------------
                                                                                                            8,568
                                                                                                 -----------------

RADIO BROADCASTING STATIONS - 0.10%
Sirius Satellite Radio, Inc. (a)                                                      1,137                 6,390
                                                                                                 -----------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 0.95%
Ericsson (LM) (b)                                                                       137                 3,864
QUALCOMM, Inc.                                                                        1,650                60,473
                                                                                                 -----------------
                                                                                                           64,337
                                                                                                 -----------------

RADIOTELEPHONE COMMUNICATIONS - 0.49%
NEXTEL Communications, Inc. - Class A (a)                                             1,163                33,052
                                                                                                 -----------------

RETAIL - BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY - 0.05%
Fastenal Co.                                                                             60                 3,319
                                                                                                 -----------------

RETAIL - CATALOG & MAIL - ORDER HOUSES - 0.18%
Amazon.com, Inc. (a)                                                                    226                 7,745
CDW Corp.                                                                                72                 4,081
                                                                                                 -----------------
                                                                                                           11,826
                                                                                                 -----------------

RETAIL - DEPARTMENT STORES- 0.16%
Sears Holding Corp.                                                                      83                11,053
                                                                                                 -----------------

RETAIL - DRUG STORES & PROPRIETARY STORES- 0.07%
Express Scripts, Inc. (a)                                                                54                 4,708
                                                                                                 -----------------

RETAIL - EATING & DRINKING PLACES - 0.35%
Starbucks Corp. (a)                                                                     462                23,867
                                                                                                 -----------------

See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 15.09% - CONTINUED                                                SHARES              VALUE
                                                                               -------------     -----------------

RETAIL - FAMILY CLOTHING STORES - 0.05%
Ross Stores, Inc.                                                                       120               $ 3,497
                                                                                                 -----------------

RETAIL - GROCERY STORES - 0.08%
Whole Foods Market, Inc.                                                                 53                 5,413
                                                                                                 -----------------

RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
Bed Bath & Beyond, Inc. (a)                                                             338                12,351
                                                                                                 -----------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 0.13%
Staples, Inc.                                                                           277                 8,706
                                                                                                 -----------------

RETAIL - RETAIL STORES - 0.05%
PETsMART, Inc.                                                                          120                 3,450
                                                                                                 -----------------

RETAIL - VARIETY STORES - 0.18%
Costco Wholesale Corp.                                                                  207                 9,145
Dollar Tree Stores, Inc. (a)                                                             90                 2,586
                                                                                                 -----------------
                                                                                                           11,731
                                                                                                 -----------------

SEARCH, DETECTION, NAVIGATION,  GUIDENCE, AERONAUTICAL SYSTEMS - 0.06%
Gramin Ltd.                                                                              83                 3,844
                                                                                                 -----------------

SEMICONDUCTORS & RELATED DEVICES - 1.76%
Applied Materials, Inc.                                                                 717                11,651
Broadcom Corp. - Class A (a)                                                            207                 6,194
Intel Corp.                                                                           1,813                42,116
Intersil Corp.                                                                          126                 2,182
JDS Uniphase Corp. (a)                                                                1,367                 2,283
Linear Technology Corp.                                                                 341                13,064
Marvell Technology Group Ltd.                                                           217                 8,320
Maxim Integrated Products, Inc.                                                         381                15,571
Microchip Technology, Inc.                                                              143                 3,719
Qlogic Corp. (a)                                                                         78                 3,159
Xilinx, Inc.                                                                            384                11,224
                                                                                                 -----------------
                                                                                                          119,483
                                                                                                 -----------------

SERVICES - ADVERTISING AGENCIES - 0.04%
Lamar Advertising Co. - Class A (a)                                                      71                 2,861
                                                                                                 -----------------

SERVICES - BUSINESS SERVICES - 0.46%
eBAY, Inc. (a)                                                                          834                31,075
                                                                                                 -----------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 0.28%
Yahoo, Inc.  (a)                                                                        553                18,747
                                                                                                 -----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 0.12%
Fiserv, Inc. (a)                                                                        201                 8,000
                                                                                                 -----------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 0.09%
Cognizant Technology Solutions Corp.                                                    108                 4,990
VeriSign, Inc. (a)                                                                      199                 5,711
                                                                                                 -----------------
                                                                                                           10,701
                                                                                                 -----------------
See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 15.09% - CONTINUED                                                SHARES              VALUE
                                                                               -------------     -----------------

SERVICES - EDUCATIONAL SERVICES - 0.22%
Apollo Group, Inc. - Class A (a)                                                        155              $ 11,479
Career Education Corp.                                                                   87                 2,981
                                                                                                 -----------------
                                                                                                           14,460
                                                                                                 -----------------

SERVICES - ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT - 0.15%
PayChex, Inc.                                                                           298                 9,780
                                                                                                 -----------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 0.09%
Wynn Resorts Ltd. (a)                                                                    89                 6,029
                                                                                                 -----------------

SERVICES - MISCELLANEOUS HEALTH & ALLIED SERVICES - 0.05%
Lincare Holdings, Inc. (a)                                                               80                 3,538
                                                                                                 -----------------

SERVICES - MOTION PICTURE & VIDEO TAPE PRODUCTION - 0.07%
Pixar, Inc. (a)                                                                          48                 4,682
                                                                                                 -----------------

SERVICES - PREPACKAGED SOFTWARE - 2.80%
Adobe Systems, Inc.                                                                     199                13,367
Altera Corp. (a)                                                                        435                 8,604
Autodesk, Inc.                                                                          199                 5,922
BEA Systems, Inc. (a)                                                                   310                 2,471
Check Point Software Technologies Ltd. (a)                                              211                 4,587
Citrix Systems, Inc. (a)                                                                167                 3,978
Electronic Arts, Inc. (a)                                                               258                13,359
Intuit, Inc. (a)                                                                        194                 8,491
Mercury Interactive Corp. (a)                                                            75                 3,553
Microsoft Corp.                                                                       3,113                75,241
Oracle Corp. (a)                                                                      1,811                22,601
Siebel Systems, Inc. (a)                                                                496                 4,528
Symantec Corp.                                                                          617                13,161
Synopsys, Inc. (a)                                                                      111                 2,009
Veritas Software Corp. (a)                                                              360                 8,359
                                                                                                 -----------------
                                                                                                          190,231
                                                                                                 -----------------

SPECIAL INDUSTRY MACHINERY - 0.10%
Lam Research Corp. (a)                                                                  120                 3,463
Novellus Systems, Inc. (a)                                                              118                 3,154
                                                                                                 -----------------
                                                                                                            6,617
                                                                                                 -----------------

TELEPHONE & TELEGRAPH APPARATUS - 0.27%
Comverse Technology, Inc. (a)                                                           171                 4,313
Research In Motion Ltd. (a)                                                             157                11,998
Tellabs, Inc. (a)                                                                       220                 1,606
                                                                                                 -----------------
                                                                                                           17,917
                                                                                                 -----------------

TELEPHONE COMMUNICATIONS  - 0.20%
Level 3 Communications, Inc. (a)                                                        563                 1,160
MCI, Inc.                                                                               291                 7,252
NTL, Inc. (a)                                                                            79                 5,030
                                                                                                 -----------------
                                                                                                           13,442
                                                                                                 -----------------

TRANSPORTATION SERVICES - 0.20%
IAC/InterActiveCorp (a)                                                                 596                13,273
                                                                                                 -----------------

See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 15.09% - CONTINUED                                                SHARES              VALUE
                                                                               -------------     -----------------

WHOLESALE - MEDICAL, DENTAL & HOSPITAL EQUIPMENT & SUPPLIES - 0.08%
Patterson Companies, Inc.                                                               110               $ 5,494
                                                                                                 -----------------

WHOLESALE-CHEMICALS & ALLIED PRODUCTS - 0.05%
Sigma Aldrich Corp.                                                                      55                 3,369
                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $1,027,214)                                                                   1,025,583
                                                                                                 -----------------

                                                                                PRINCIPAL
U.S. TREASURY & AGENCY OBLIGATIONS - 11.03%                                       AMOUNT
                                                                               -------------
Federal National Mortgage Association Discount Note, 0.00%, 4/6/05                $ 250,000               249,926
Federal Farm Credit Discount Note, 0.00%, 4/11/05                                   225,000               224,860
U.S. Treasury Bill, 0.00%, 4/14/05                                                  275,000               274,806
                                                                                                 -----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $749,592)                                                  749,592
                                                                                                 -----------------

REPURCHASE AGREEMENTS - 2.58%
Mizuho Securities, 2.00%, Dated 3/31/05, Due 4/1/05                                 175,000               175,000
                                                                                                 -----------------
 (Collateralized by U.S. Treasury Bill, 0.00%, 9/29/05, Market Value $181,300)

TOTAL REPURCHASE AGREEMENTS (COST $175,000)                                                               175,000
                                                                                                 -----------------


MONEY MARKET SECURITIES - 67.48%                                                  SHARES
                                                                               -------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 1.62% (a) 4,585,276             4,585,276
                                                                                                 -----------------

TOTAL MONEY MARKET SECURITIES (COST $4,585,276)                                                         4,585,276
                                                                                                 -----------------


TOTAL INVESTMENTS (COST $6,537,082) - 96.18%                                                        $   6,535,451
                                                                                                 -----------------

OTHER ASSETS LESS LIABILITIES - 3.82%                                                                     259,317
                                                                                                 -----------------

TOTAL NET ASSETS - 100.00%                                                                          $   6,794,768
                                                                                                 =================

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.


See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
MARCH 31, 2005 (UNAUDITED)
                                                                                                    UNREALIZED
CONTRACTS                                                                                          DEPRECIATION
------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
           50             NASDAQ 100 Futures Contracts                                                   $ (7,713)
                                                                                                 =================
                          Expiring June 2005 (Underlying Face Amount at Market Value $74,550)



TAX RELATED
Unrealized appreciation                                                                                   $ 4,910
Unrealized depreciation                                                                                    (6,541)
                                                                                                 -----------------
Net unrealized (depreciation)                                                                            $ (1,631)
                                                                                                 =================

Aggregate cost of securities for income tax purposes                                                  $ 6,537,082
                                                                                                 =================

See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)



                                                                                 PRINCIPAL
U.S. TREASURY & AGENCY OBLIGATIONS - 68.52%                                       AMOUNT              VALUE
                                                                               --------------     ---------------

Federal National Mortgage Association Discount Note, 0.00%, 4/6/05               $ 9,750,000         $ 9,746,683
Federal Farm Credit Discount Note, 0.00%, 4/11/05                                  9,650,000           9,643,818
U.S. Treasury Bill, 0.00%, 4/14/05                                                10,000,000           9,989,028
                                                                                                  ---------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $29,379,529)                                           29,379,529
                                                                                                  ---------------

REPURCHASE AGREEMENTS - 4.90%
Mizuho Securities, 2.00%, Dated 3/31/05, Due 4/1/05                                2,100,000           2,100,000
                                                                                                  ---------------
 (Collateralized by U.S. Treasury Bill, 0.00%, 9/29/05, Market Value $2,175,600)

TOTAL REPURCHASE AGREEMENTS (COST $2,100,000)                                                          2,100,000
                                                                                                  ---------------

MONEY MARKET SECURITIES - 26.84%                                                  SHARES
                                                                               --------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 1.62% (a) 11,510,635          11,510,635
                                                                                                  ---------------

TOTAL MONEY MARKET SECURITIES (COST $11,510,635)                                                      11,510,635
                                                                                                  ---------------

TOTAL INVESTMENTS (COST $42,990,164) - 100.26%                                                      $ 42,990,164
                                                                                                  ---------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS  - (0.26)%                                               (110,223)
                                                                                                  ---------------

TOTAL NET ASSETS - 100.00%                                                                          $ 42,879,941
                                                                                                  ===============

(a) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

TAX RELATED
Unrealized appreciation                                                                                      $ -
Unrealized depreciation                                                                                        -
                                                                                                  ---------------
Net unrealized appreciation (depreciation)                                                                   $ -
                                                                                                  ===============

Aggregate cost of securities for income tax purposes                                                $ 42,990,164
                                                                                                  ===============

See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC MID CAP PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)



                                                                                             PRINCIPAL
U.S. TREASURY & AGENCY OBLIGATIONS - 67.74%                                                  AMOUNT              VALUE
                                                                                          -------------      ---------------

Federal National Mortgage Association Discount Note, 0.00%, 4/6/05                           $ 225,000            $ 224,923
Federal Farm Credit Discount Note, 0.00%, 4/11/05                                              200,000              199,872
U.S. Treasury Bill, 0.00%, 4/14/05                                                             250,000              249,778
                                                                                                             ---------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $674,573)                                                            674,573
                                                                                                             ---------------

REPURCHASE AGREEMENTS - 3.01%
Mizuho Securities, 2.00%, Dated 3/31/05, Due 4/1/05                                             30,000               30,000
                                                                                                             ---------------
 (Collateralized by U.S. Treasury Bill, 0.00%, 9/29/05, Market Value $31,080)

TOTAL REPURCHASE AGREEMENTS (COST $30,000)                                                                           30,000
                                                                                                             ---------------

MONEY MARKET SECURITIES - 29.92%                                                             SHARES
                                                                                          -------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 1.62% (a)              297,991              297,991
                                                                                                             ---------------

TOTAL MONEY MARKET SECURITIES (COST $297,991)                                                                       297,991
                                                                                                             ---------------

TOTAL INVESTMENTS (COST $1,002,564) - 100.67%                                                                  $  1,002,564
                                                                                                             ---------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.67)%                                                             (6,726)
                                                                                                             ---------------

TOTAL NET ASSETS - 100.00%                                                                                      $   995,838
                                                                                                             ===============

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.

TAX RELATED
Unrealized appreciation                                                                                                 $ -
Unrealized depreciation                                                                                                   -
                                                                                                             ---------------
Net unrealized appreciation (depreciation)                                                                              $ -
                                                                                                             ===============

Aggregate cost of securities for income tax purposes                                                            $ 1,002,564
                                                                                                             ===============

See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC SMALL CAP PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)



                                                                                     PRINCIPAL
U.S. TREASURY & AGENCY OBLIGATIONS - 30.62%                                            AMOUNT                  VALUE
                                                                                   ---------------       ------------------

Federal National Mortgage Association Discount Note, 0.00%, 4/6/05                      $ 150,000                $ 149,955
Federal Farm Credit Discount Note, 0.00%, 4/11/05                                         125,000                  124,920
U.S. Treasury Bill, 0.00%, 4/14/05                                                        175,000                  174,854
                                                                                                         ------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $449,729)                                                           449,729
                                                                                                         ------------------

REPURCHASE AGREEMENTS - 2.04%
Mizuho Securities, 2.00%, Dated 3/31/05, Due 4/1/05                                        30,000                   30,000
                                                                                                         ------------------
 (Collateralized by U.S. Treasury Bill, 0.00%, 9/29/05, Market Value $31,080)

TOTAL REPURCHASE AGREEMENTS (COST $30,000)                                                                          30,000
                                                                                                         ------------------

MONEY MARKET SECURITIES - 70.51%                                                       SHARES
                                                                                   ---------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 1.62% (a)       1,035,723                1,035,723
                                                                                                         ------------------

TOTAL MONEY MARKET SECURITIES (COST $1,035,723)                                                                  1,035,723
                                                                                                         ------------------

TOTAL INVESTMENTS (COST $1,515,452) - 103.17%                                                                $   1,515,452
                                                                                                         ------------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (3.17)%                                                           (46,572)
                                                                                                         ------------------

TOTAL NET ASSETS - 100.00%                                                                                   $   1,468,880
                                                                                                         ==================

(a) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

TAX RELATED
Unrealized appreciation                                                                                                $ -
Unrealized depreciation                                                                                                  -
                                                                                                         ------------------
Net unrealized appreciation (depreciation)                                                                             $ -
                                                                                                         ==================

Aggregate cost of securities for income tax purposes                                                           $ 1,515,452


See accompanying related notes which are an integral part of these statements.


                                                                                                         ==================
ACCESS VARIABLE INSURANCE TRUST
POTOMAC SMALL CAP PLUS PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
MARCH 31, 2005 (UNAUDITED)
                                                                                                            UNREALIZED
CONTRACTS                                                                                                  APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
          1           Russell 2000 Futures Contracts                                                               $ 2,321
                                                                                                         ------------------
                      Expiring June 2005 (Underlying Face Amount at Market Value $618)

         25           Russell 2000 E-Mini Futures Contracts                                                          5,204
                                                                                                         ------------------
                      Expiring June 2005 (Underlying Face Amount at Market Value $15,448)

TOTAL FUTURES CONTRACTS                                                                                            $ 7,525
                                                                                                         ==================

See accompanying related notes which are an integral part of these statements.

ACCESS VARIABLE INSURANCE TRUST
POTOMAC U.S./SHORT PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED



                                                                               PRINCIPAL
U.S. TREASURY & AGENCY OBLIGATIONS - 62.96%                                    AMOUNT                     VALUE
                                                                             ------------      -----------------------------

Federal National Mortgage Association Discount Note, 0.00%, 4/6/05              $125,000                          $ 124,957
Federal Farm Credit Discount Note, 0.00%, 4/11/05                                 75,000                             74,948
U.S. Treasury Bill, 0.00%, 4/14/05                                               150,000                            149,867
                                                                                               -----------------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $349,772)                                                            349,772
                                                                                               -----------------------------

REPURCHASE AGREEMENTS - 5.40%
Mizuho Securities, 2.00%, Dated 3/31/05, Due 4/1/05                               30,000                             30,000
                                                                                               -----------------------------
 (Collateralized by U.S. Treasury Bill, 0.00%, 9/29/05, Market Value $31,080)

TOTAL REPURCHASE AGREEMENTS (COST $30,000)                                                                           30,000
                                                                                               -----------------------------

MONEY MARKET SECURITIES - 33.77%                                               SHARES
                                                                             ------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 1.62% (a)187,637                            187,637
                                                                                               -----------------------------

TOTAL MONEY MARKET SECURITIES (COST $187,637)                                                                       187,637
                                                                                               -----------------------------

TOTAL INVESTMENTS (COST $567,409) - 102.13%                                                             $           567,409
                                                                                               -----------------------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (2.13)%                                                            (11,838)
                                                                                               -----------------------------

TOTAL NET ASSETS - 100.00%                                                                              $           555,571
                                                                                               =============================

(a) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

TAX RELATED
Unrealized appreciation                                                                                                 $ -
Unrealized depreciation                                                                                                   -
                                                                                               -----------------------------
Net unrealized appreciation (depreciation)                                                                              $ -
                                                                                               =============================

Aggregate cost of securities for income tax purposes                                                              $ 567,409
                                                                                               =============================

See accompanying related notes which are an integral part of these statements.

Related Footnotes


Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the applicable sub-adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust ("Board").

It is the policy of the Money Market Portfolio to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The instruments held by the Money Market Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Rule 2a-7 requires the Money Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by Rafferty to be of high quality with minimal credit risks. The Money Market Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations.

Rule 2a-7 requires the Board to establish procedures reasonably designed to stabilize the net asset value per share of the Money Market Portfolio as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

For the Portfolios, fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable sub-adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Futures Contracts- The OTC Plus Portfolio, Dow 30SM Plus Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio may invest in futures contracts. A futures contract obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying assets and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash, U.S. government securities or other assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as a variation margin on futures contracts and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Repurchase Agreements- Each Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities. A repurchase agreement is a short term investment in which the purchaser (i.e., a Portfolio) acquires ownership of U.S. Government Securities (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolios intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by each sub-adviser to be creditworthy. Repurchase agreements are considered loans collateralized by the securities. No Portfolio may enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 31, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Changes were made to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. The registrant's independent registered public accounting firm considered the registrant's internal control in conjunction with the annual audit and noted matters involving the control procedures and their operation that the accounting firm considered to be material weaknesses. The accounting firm stated that control procedures were not in place to ensure that expenses were properly accrued, allocated properly to the individual portfolios and paid by the responsible portfolios. As a result, the registrant has caused changes in its internal control to be implemented that it believes correct the weaknesses. Management will provide a written expense allocation policy to the responsible service provider. The expense allocation policy will be applied by the service provider and the application will be verified by management. Responsibility for the allocation of payments has been reassigned. The payment allocation will be pre-approved by management. The service provider will complete a monthly expense analysis and verify that the accruals and actual payments are consistent with the expense allocation policy. The service provider will present a monthly expense analysis to management for its review. Management in its review will confirm that the allocation is according to the expense allocation policy. Any variance in accruals or payments that requires an adjustment will be sent to management for approval of the adjustment.


Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Access Variable Insurance Trust

By /s/ Mike Williams
*Mike Williams, President

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Mike Williams____________________________
* Mike Williams, President

Date May 31, 2005

By __/s/ Mike Williams__________________________
* Mike Williams, Treasurer

Date May 31, 2005